NATURE AND CONTINUANCE OF OPERATIONS (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Accumulated deficit	$ (56,773,926)	$ 199,093	$ (52,855,947)
Gross proceeds of Borrowing	3,908,911
Increase (decrease) in working capital	4,200,752
Delta 2 [Member]
Disclosure of subsidiaries [line items]
Liabilities incurred	$ 16,810,000